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Supplement dated October 27, 2009 to the

PROSPECTUS | Dated SEPTEMBER 21, 2009

The following funds are currently being offered for sale:

JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND (CRBQ)

JEFFERIES | TR/J CRB GLOBAL AGRICULTURE EQUITY INDEX FUND (CRBA)
JEFFERIES | TR/J CRB GLOBAL INDUSTRIAL METALS EQUITY INDEX FUND (CRBI)

The following funds are not being offered for sale at this time:

JEFFERIES | TR/J CRB GLOBAL ENERGY EQUITY INDEX FUND (CRBE)
JEFFERIES | TR/J CRB GLOBAL PRECIOUS METALS EQUITY INDEX FUND (CRBG)

Each fund is a series of ALPS ETF Trust.

Effective immediately, the name of each Underlying Index for the Jefferies | TR/J CRB Global Commodity Equity Index Fund, Jefferies | TR/J CRB Global Agriculture Equity Index Fund, Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund, Jefferies | TR/J CRB Global Energy Equity Index Fund and Jefferies | TR/J CRB Global Precious Metals Equity Index Fund has been changed to the Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index, Thomson Reuters/Jefferies CRB In-The-Ground Global Agriculture Equity Index, Thomson Reuters/Jefferies CRB In-The-Ground Global Industrial Metals Equity Index, Thomson Reuters/Jefferies CRB In-The-Ground Global Energy Equity Index and Thomson Reuters/Jefferies CRB In-The-Ground Global Precious Metals Equity Index, respectively.

All references to the Thomson Reuters/Jefferies In-The-Ground CRB Global Commodity Equity Index, Thomson Reuters/Jefferies In-The-Ground CRB Global Agriculture Equity Index, Thomson Reuters/Jefferies In-The-Ground CRB Global Industrial Metals Equity Index, Thomson Reuters/Jefferies In-The-Ground CRB Global Energy Equity Index and Thomson Reuters/Jefferies In-The-Ground CRB Global Precious Metals Equity Index are hereby deleted and replaced with Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index, Thomson Reuters/Jefferies CRB In-The-Ground Global Agriculture Equity Index, Thomson Reuters/Jefferies CRB In-The-Ground Global Industrial Metals Equity Index, Thomson Reuters/Jefferies CRB In-The-Ground Global Energy Equity Index and Thomson Reuters/Jefferies CRB In-The-Ground Global Precious Metals Equity Index, respectively.

Please retain this supplement for future reference.

ALPS ETF TRUST
Jefferies | TR/J CRB Global Commodity Equity Index Fund
Jefferies | TR/J CRB Global Agriculture Equity Index Fund
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund
Jefferies | TR/J CRB Global Energy Equity Index Fund
Jefferies | TR/J CRB Global Precious Metals Equity Index Fund
SUPPLEMENT DATED OCTOBER 27, 2009 TO THE STATEMENT OF ADDITIONAL
INFORMATION DATED SEPTEMBER 21, 2009

The following funds are not being offered for sale at this time:

Jefferies | TR/J CRB Global Energy Equity Index Fund
Jefferies | TR/J CRB Global Precious Metals Equity Index Fund

Effective immediately, the name of each Underlying Index for the Jefferies | TR/J CRB Global Commodity Equity Index Fund, Jefferies | TR/J CRB Global Agriculture Equity Index Fund, Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund, Jefferies | TR/J CRB Global Energy Equity Index Fund and Jefferies | TR/J CRB Global Precious Metals Equity Index Fund has been changed to the Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index, Thomson Reuters/Jefferies CRB In-The-Ground Global Agriculture Equity Index, Thomson Reuters/Jefferies CRB In-The-Ground Global Industrial Metals Equity Index, Thomson Reuters/Jefferies CRB In-The-Ground Global Energy Equity Index and Thomson Reuters/Jefferies CRB In-The-Ground Global Precious Metals Equity Index, respectively.

All references to the Thomson Reuters/Jefferies In-The-Ground CRB Global Commodity Equity Index, Thomson Reuters/Jefferies In-The-Ground CRB Global Agriculture Equity Index, Thomson Reuters/Jefferies In-The-Ground CRB Global Industrial Metals Equity Index, Thomson Reuters/Jefferies In-The-Ground CRB Global Energy Equity Index and Thomson Reuters/Jefferies In-The-Ground CRB Global Precious Metals Equity Index are hereby deleted and replaced with Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index, Thomson Reuters/Jefferies CRB In-The-Ground Global Agriculture Equity Index, Thomson Reuters/Jefferies CRB In-The-Ground Global Industrial Metals Equity Index, Thomson Reuters/Jefferies CRB In-The-Ground Global Energy Equity Index and Thomson Reuters/Jefferies CRB In-The-Ground Global Precious Metals Equity Index, respectively.

Please retain this supplement for future reference.